Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of changes in right-of-use assets

	2022			2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Balance - January 1	328.8	431.0	759.8	396.1	611.9	1,008.0
Additions	63.7	98.2	161.9	44.0	92.0	136.0
Disposals	(7.5)	(8.4)	(15.9)	(41.2)	(19.8)	(61.0)
Depreciation(2)	(67.2)	(89.9)	(157.1)	(68.3)	(113.0)	(181.3)
Acquisitions of subsidiaries (note 23)	—	56.7	56.7	0.9	14.1	15.0
Deconsolidation of subsidiaries (note 23)	(1.1)	(2.9)	(4.0)	(1.4)	(146.7)	(148.1)
Foreign exchange effect and other	(9.5)	(23.4)	(32.9)	(1.3)	(7.5)	(8.8)
Balance - December 31 (note 13)	307.2	461.3	768.5	328.8	431.0	759.8
(1)	Includes Life insurance and Run-off and Corporate and Other.

(2)Recorded in operating expenses and other expenses in the consolidated statement of earnings.

Schedule of maturity profile of lease liabilities

	December 31, 2022			December 31, 2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
One year or less	72.7	155.8	228.5	77.4	173.6	251.0
One to two years	66.5	142.4	208.9	67.6	148.1	215.7
Two to three years	60.3	127.7	188.0	58.6	129.8	188.4
Three to four years	55.9	108.0	163.9	52.0	115.4	167.4
Four to five years	45.5	86.5	132.0	45.1	96.3	141.4
More than five years	117.7	330.2	447.9	142.8	249.6	392.4
Lease liabilities, undiscounted	418.6	950.6	1,369.2	443.5	912.8	1,356.3
Lease liabilities, discounted (note 14)	364.1	729.9	1,094.0	384.2	756.5	1,140.7
Weighted average incremental borrowing rate	3.8%	4.7%	4.4%	3.8%	4.5%	4.3%
(1)	Includes Life insurance and Run-off and Corporate and Other.

Schedule of maturity profile of finance lease receivables

	December 31, 2022			December 31, 2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
One year or less	2.8	55.4	58.2	2.5	62.0	64.5
One to two years	1.8	48.5	50.3	2.3	53.0	55.3
Two to three years	1.4	42.7	44.1	1.3	44.7	46.0
Three to four years	1.1	36.7	37.8	1.0	39.3	40.3
Four to five years	0.7	27.8	28.5	1.0	33.3	34.3
More than five years	2.0	43.9	45.9	2.8	64.5	67.3
Finance lease receivables, undiscounted	9.8	255.0	264.8	10.9	296.8	307.7
Unearned finance income	1.0	37.0	38.0	1.5	40.1	41.6
Finance lease receivables (note 13)	8.8	218.0	226.8	9.4	256.7	266.1

(1)Includes Life insurance and Run-off and Corporate and Other.